Accumulated other comprehensive income (Details 2) - SFr / shares		3 Months Ended						6 Months Ended
		Jun. 30, 2015		Mar. 31, 2015		Jun. 30, 2014		Jun. 30, 2015		Jun. 30, 2014		Dec. 31, 2014
Common shares issued
Common Stock, Shares, Issued, Beginning Balance		1,607,168,947		1,607,168,947		1,596,119,349		1,607,168,947		1,596,119,349
Issuance of common shares		31,226,399		0		11,049,598		31,226,399		11,049,598
of which reserved for share-based compensation		0		0		11,049,598		0		11,049,598
Common Stock, Shares, Issued, Ending Balance		1,638,395,346		1,607,168,947		1,607,168,947		1,638,395,346		1,607,168,947
Treasury shares
Treasury Stock, Shares, Beginning Balance		43,695,094		7,666,658		8,866,124		7,666,658		5,183,154
Sale of treasury shares		220,985,925		80,525,427		78,696,088		301,511,352		146,666,213
Repurchase of treasury shares		224,833,683		117,313,038		101,311,442		342,146,721		173,617,947
Share-based compensation, net of tax		41,575,944		759,175		24,285,332		42,335,119		24,938,742
Treasury Stock, Shares, Ending Balance		5,966,908		43,695,094		7,196,146		5,966,908		7,196,146
Common shares outstanding		1,632,428,438	[1]	1,563,473,853	[1]	1,599,972,801	[1]	1,632,428,438	[1]	1,599,972,801	[1]	1,599,502,289
Par value (in CHF per share)		SFr 0.04		SFr 0.04		SFr 0.04		SFr 0.04		SFr 0.04		SFr 0.04
Authorized shares (in shares)	[2]	2,347,168,947		2,299,616,660		2,299,616,660		2,347,168,947		2,299,616,660		2,299,616,660
Unissued shares (in shares)		680,000,000		680,000,000		680,000,000		680,000,000		680,000,000
Unissued shares reserved for potential conversion of issued buffer capital notes and mandatory and contingent covertible securities into shares		498,874,240		498,874,240		498,874,240		498,874,240		498,874,240

[1]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.
[2]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).